Share Based Payment (Details) - Schedule of share options outstanding and weighted average exercise prices - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of share options outstanding and weighted average exercise prices [Abstract]
Number of options, Outstanding at beginning	2,206,321	6,532	4,341
Average exercise price, Outstanding at beginning	$ 2	$ 248	$ 888
Number of options, Granted	2,575,077	2,232,403	6,737
Average exercise price, Granted	$ 1.31	$ 1.2	$ 35.2
Number of options, Exercised	(69,807)	(6,282)	(1,658)
Average exercise price, Exercised			$ 0.4
Number of options, Forfeited\Cancelled	(472,898)	(26,250)	(2,501)
Average exercise price, Forfeited\Cancelled	$ 1.23	$ 1.6	$ 1,447
Number of options, Expired	(3,168)	(82)	(387)
Average exercise price, Expired	$ 19.75	$ 1,042	$ 676
Number of options, Outstanding at end of year	4,235,525	2,206,321	6,532
Average exercise price, Outstanding at end of year	$ 1.52	$ 2	$ 248
Number of options, Exercisable at end of year	883,567	147,729	6,347
Average exercise price per, Exercisable at end of year	$ 2.19	$ 6	$ 128.8